Common shares - Share Issuance Acquisition (Details)		12 Months Ended
	Mar. 26, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 shares	Oct. 31, 2021 USD ($)	Sep. 26, 2019 USD ($)	Sep. 26, 2019 $ / shares
Disclosure of classes of share capital [line items]
Earn-out Consideration Payable	$ 7,223,630
Number of trading days prior to issuance date	2 days
Common Shares
Disclosure of classes of share capital [line items]
Exercise of stock options (shares) | shares		5,500	10,667
Stock Issued During Period, Shares, Warrants Exercised | shares		1,800
Stock Issued During Period, Value, Earn-out Settlement		$ 3,095,799
Stock Issued During Period, Shares, Earn-out Settlement | shares		231,011
Achieve
Disclosure of classes of share capital [line items]
Earn-out Consideration Payable	$ 10,319,429	$ 0		$ 0
Stock Issued During Period, Value, Earn-out Settlement	$ 3,095,799
Stock Issued During Period, Shares, Earn-out Settlement | shares	231,011
Number of Days Considered for Determining Average Closing Price of Common Shares On Toronto Stock Exchange	5 days
Achieve | Common Shares
Disclosure of classes of share capital [line items]
Portion of purchase price paid in stock					$ 2,611,044
Shares issued for the acquisition					286,347
Share price for shares issued for acquisition | $ / shares						$ 12.10
Stock Issued During Period, Value, Earn-out Settlement	$ 3,095,799
Stock Issued During Period, Shares, Earn-out Settlement | shares	231,011